Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of computing basic and diluted net loss per share
	For the year ended December 31,
	2022	2021	2020
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(12,340)	(4,041)	(2,828)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	11,504,521	6,243,411	5,519,061
Net loss per share of ordinary share, basic and diluted	(1.07)	(0.65)	(0.51)

Schedule of weighted average number of ordinary shares outstanding
	For the year ended December 31,
	2022	2021	2020
Balance as at January 1	10,943,534	5,582,922	5,164,878
Effect of share options and warrants exercised	517,793	522,887	-
Effect of SAFE conversion	-	16,723
Effect of shares issued during the year	43,194	120,879	354,183
Weighted average number of ordinary shares used to calculate basic loss per share as at December 31	11,504,521	6,243,411	5,519,061